Note 3 - Summary of Significant Accounting Policy - Significant Exchange Rates (Details)		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Canadian Dollars spent in Canada and Cuba [member]
Statement Line Items [Line Items]
Closing rate		3.1019	2.8431	2.638
Average rate		2.9651	2.8092	2.4567
Dominican Pesos spent in the Dominican Republic [member]
Statement Line Items [Line Items]
Closing rate		0.0761	0.077	0.0685
Average rate		0.0769	0.0734	0.0674
US Dollars spent in Ecuador, Panama and Cuba [member]
Statement Line Items [Line Items]
Closing rate	[1],[2]	4.0307	3.8748	3.308
Average rate	[1],[2]	3.941	3.6348	3.2017
Quetzal spent in Guatemala [member]
Statement Line Items [Line Items]
Closing rate		0.5245	0.5001	0.45
Average rate		0.512	0.4837	0.4344
Argentinean Peso spent in Argentina [member]
Statement Line Items [Line Items]
Closing rate		0.0673	0.1025	0.1762
Average rate		0.0835	0.1371	0.1931
Bolivian Peso spent in Bolivia [member]
Statement Line Items [Line Items]
Closing rate		0.5791	0.5567	0.4753
Average rate		0.5666	0.5222	0.46
Guarani spent in Paraguai [member]
Statement Line Items [Line Items]
Closing rate		0.0006	0.0007	0.0006
Average rate		0.0006	0.0006	0.0006
Uruguayan Peso spent in Uruguay [member]
Statement Line Items [Line Items]
Closing rate		0.108	0.1196	0.1151
Average rate		0.1118	0.1181	0.1116
Chilean Peso spent in Chile [member]
Statement Line Items [Line Items]
Closing rate		0.0054	0.0056	0.0054
Average rate		0.0056	0.0057	0.0049
Barbadian Dollar spent in Barbados [member]
Statement Line Items [Line Items]
Closing rate		1.987	1.9101	1.6307
Average rate		1.9427	1.7918	1.5783

[1]	The functional currency of Cuba, the Cuban convertible peso ("CUC"), has a fixed parity with the dollar ("USD") at balance sheet date.
[2]	Until December 31, 2016, due to exchange of shareholdings, according the Note 1 - Corporate information.